Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 30, 2012
SIIT LONG DURATION FUND (Prospectus Summary) | SIIT LONG DURATION FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LONG DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Return characteristics similar to those of high quality corporate bonds, with a duration range of between nine and fourteen years.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 121%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Long Duration Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in long duration fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests in a broad array of investment grade fixed income instruments, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and corporate bonds.

The Fund will invest primarily in long duration government and corporate fixed income securities and may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency and may also invest, to a lesser extent, in fixed income securities rated in the fourth highest rating category by a major rating agency. The Fund may also invest in unrated fixed income securities that are determined by the Sub-Advisers to be of equivalent quality to those securities rated in one of the four highest rating categories.
The Fund is expected to maintain an effective average duration of between nine and fourteen years. The Fund's effective average duration was 13.68 years as of
July 31, 2012. Duration is a measure that is used to determine the sensitivity of a security's price to changes in interest rates. For each year of duration of a fixed income security, a 1% change in interest rates will result in a 1%
change in the value of the security. For example, a duration of ten years means that the fixed income security's price will change by 10% if interest rates change by 1%.

The Fund uses Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and the Sub-Advisers make investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with their particular discipline. To a lesser extent, the Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities
		directly.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Corporate Fixed Income Securities Risk - Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk - The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Duration Risk - The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S.
dollar.

Investment Style Risk - The risk that longer-term U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk - The risk that with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

		Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past seven years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in
		the future. For current performance information, please call 1-800-DIAL-SEI.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past seven years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.85% (09/30/11) Worst Quarter: -5.85% (06/30/08) The Fund's total return from January 1, 2012 to June 30, 2012 was 5.81%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the
Barclays Capital U.S. Long Credit Index and the Barclays Capital U.S. Long
Government Index. The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the
Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
SIIT LONG DURATION FUND (Prospectus Summary) | SIIT LONG DURATION FUND | Barclays Capital Long U.S. Government/Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Long U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.49%
5 Years	rr_AverageAnnualReturnYear05	9.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2004
SIIT LONG DURATION FUND (Prospectus Summary) | SIIT LONG DURATION FUND | The Fund's Blended Benchmark Return
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.02%
5 Years	rr_AverageAnnualReturnYear05	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2004
SIIT LONG DURATION FUND (Prospectus Summary) | SIIT LONG DURATION FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	480
Annual Return 2005	rr_AnnualReturn2005	3.77%
Annual Return 2006	rr_AnnualReturn2006	3.39%
Annual Return 2007	rr_AnnualReturn2007	3.06%
Annual Return 2008	rr_AnnualReturn2008	(5.52%)
Annual Return 2009	rr_AnnualReturn2009	3.38%
Annual Return 2010	rr_AnnualReturn2010	12.68%
Annual Return 2011	rr_AnnualReturn2011	20.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.85%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.50%
5 Years	rr_AverageAnnualReturnYear05	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2004
SIIT LONG DURATION FUND (Prospectus Summary) | SIIT LONG DURATION FUND | CLASS A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.49%
5 Years	rr_AverageAnnualReturnYear05	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2004
SIIT LONG DURATION FUND (Prospectus Summary) | SIIT LONG DURATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	4.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2004

[1]	Index returns are shown from April 30, 2004.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.